Contract liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Contract liabilities [Abstract]
Contract Liabilities
	October 31, 2021	October 31, 2020
	$m	$m
Current	984.6	981.4
Non-current	131.8	117.2
	1,116.4	1,098.6